Note 4 - Capital Disclosures	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of capital [text block]
4.
Capital disclosures

Our primary objective when managing capital is to ensure that we have sufficient cash resources to fund our development activities and to maintain our ongoing operations. To secure the additional capital necessary to pursue these plans, we may
attempt to raise additional funds through the issuance of equity or by securing strategic partners.

We include cash and cash equivalents and short-term investments in the definition of capital.

We are
not
subject to externally imposed capital requirements and there has been no
change with respect to the overall capital risk management strategy during the three
and
nine
months ended
September 30, 2018.

In
March 2018,
Aptose filed a short form base shelf prospectus (the
“2018
Base Shelf”) that qualifies for the distribution of up to
$100,000,000
of common shares, warrants, or units comprising any combination of common shares and warrants (“Securities”). The distribution of Securities may
be effected from time to time in
one
or more transactions at a fixed price or prices, which
may
be changed, at market prices prevailing at the time of sale, or at prices related to such prevailing market prices to be negotiated with purchasers and as set forth in an accompanying prospectus supplement, including transactions that are deemed to be “at-the-market” distributions. The
2018
Base Shelf provides the Company with additional flexibility when managing cash resources as, under certain circumstances, it shortens the time required to close a financing and is expected to increase the number of potential investors that may
be prepared to invest in our Company. Funds received from a Prospectus Supplement will be used in line with our Board approved budget and multi-year plan. The Base Shelf allowed us to enter into an “At-The-Market” Facility (“ATM”) equity distribution agreement with Cantor Fitzgerald acting as sole agent and a second
common share purchase agreement with Aspire Capital (the
“2018
Share Purchase Agreement”).

Under the terms of the ATM facility with Cantor Fitzgerald, we may,
from time to time, sell shares of our common stock having an aggregate offering value of up to
$30
million through Cantor Fitzgerald on the Nasdaq Capital Market. We determine, at our sole discretion, the timing and number of shares to be sold under this ATM facility. Under the terms of the
2018
Share Purchase Agreement, Aspire Capital committed to purchase up to
$20.0
million of common shares of Aptose, at Aptose’s request from time to time during a
30
-month period beginning on the effective date of a registration statement related to the transaction and at prices based on the market price at the time of each sale. The Company intends to use these equity arrangements as additional options to assist it in achieving its capital objectives. These equity arrangements provide the Company with the opportunity to regularly raise capital at prevailing market prices, at its sole discretion providing the ability to better manage cash resources.

(a)	Cash and cash equivalents:

Cash and cash equivalents consists of cash of
$832
thousand (
December 31, 2017 -
$3.225
million) and deposits in high interest savings accounts and other deposits having original maturities of three
months (or less) totaling
$14.224
million (
December 31, 2017 -
$7.406
million).

(b)	Investments:

As at
September 30, 2018
and
December 31, 2017,
investments consisted of a guaranteed investment certificate with maturity date of
October 10, 2018,
bearing an interest rate
1.45%.